GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 98.7%	Value
	Appliances: 9.8%
292,600	Haier Smart Home Co., Ltd. - H Shares	$952,786
84,200	Midea Group Co., Ltd.	858,271
137,509	Zhejiang Supor Cookware - A Shares	921,131
		2,732,188
	Application Software: 2.9%
597,000	TravelSky Technology Ltd.	814,729

	Auto/Cars - Light Trucks: 3.3%
363,000	Geely Automobile Holdings Ltd.	911,943

	Auto/Truck Parts & Equipment: 3.4%
526,480	Weichai Power Co., Ltd. - H Shares	943,779

	Automobiles: 2.9%
58,000	BYD Co. Ltd.	821,342

	Commercial Banks: 2.9%
134,500	China Merchants Bank Co., Ltd. - H Shares	808,186

	E-Commerce/Services: 7.4%
24,500	Alibaba Group Holding Ltd.	557,255
4,201	Alibaba Group Holding Ltd. - ADR	750,845
1,352	JD.com Inc.	24,062
21,178	JD.com Inc. - ADR	740,806
		2,072,968
	Electrical Equipment: 3.3%
250,658	Hongfa Technology Co., Ltd.	926,924

	Energy-Alternate: 3.3%
418,070	Hangzhou First Applied Materials Co., Ltd.	920,801

	Finance: 3.2%
15,800	Hong Kong Exchanges & Clearing Ltd.	897,416

	Food-Dairy Products: 3.3%
238,900	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	914,277

	Home Furnishings: 2.9%
447,200	Suofeiya Home Collection - A Shares	795,496

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 98.7%	Value
	Hotels, Restaurants & Leisure: 3.0%
61,900	Meituan-Class B*	$831,230

	Insurance: 6.6%
96,200	AIA Group Ltd.	922,825
134,000	Ping An Insurance Group Company of China Ltd. - H Shares	913,492
		1,836,317
	Internet Application Software: 5.4%
17,600	Tencent Holdings Ltd.	1,499,480

	Internet Content - Entertainment: 4.0%
7,263	NetEase Inc. - ADR	1,103,903

	Machinery: 17.3%
327,000	Haitian International Holdings Ltd.	900,921
294,568	NARI Technology Co., Ltd. - A Shares	948,800
298,497	Sany Heavy Industry Co., Ltd. - A Shares	973,180
112,100	Shandong Himile Mechanical Science & Technology Co., Ltd.	931,775
91,554	Shenzhen Inovance Technology Co., Ltd. - A Shares	1,076,569
		4,831,245
	Pharmaceuticals: 3.4%
902,500	Sino Biopharmaceutical Ltd.	944,030

	Real Estate Operations/Development: 3.1%
476,000	China Overseas Land & Investments Ltd.	878,366

	Retail-Apparel: 3.3%
117,300	Shenzhou International Group Holdings Ltd.	929,278

	Web Portals: 4.0%
8,510	Baidu Inc. - ADR*	1,121,363

	Total Common Stocks	27,535,261
	(cost $25,474,722)

	Total Investments in Securities	27,535,261
	(cost $25,474,722): 98.7%

	Other Assets in Excess of Liabilities: 1.3%	376,860

	Net Assets: 100.0%	$27,912,121

*	Non-income producing security.

ADR - American Depository Receipt